Discontinued operations	6 Months Ended
Jun. 30, 2026
Discontinued operations
Discontinued operations

21. Discontinued operations

On February 8, 2024, the Group signed a non-binding term sheet with Perceptive Advisors related to the divestment of part of its business. On April 2, 2024, the sale became effective. The allosteric modulator drug discovery technology platform and a portfolio of preclinical programs have been divested to a new Swiss company, Neurosterix Pharma Sàrl that has received a funding of USD 65 million from a syndicate of investors led by Perceptive Advisors (Perceptive Xontogeny Venture Fund II L.P, Perceptive Life Sciences Master Fund Ltd and Acorn Bioventures 2, L.P) (the “Neurosterix Transaction” or “Transaction”). The Group received gross proceeds of CHF 5.0 million in cash and an equity interest representing 20% of Neurosterix US Holdings LLC (note 1). The Group retained its partnerships with Janssen Pharmaceuticals, Inc. and Indivior PLC, as well as unpartnered clinical stage assets including dipraglurant for Parkinson’s disease and post-stroke/TBI recovery and its preclinical GABAB PAM program for chronic cough. The Transaction includes the transfer of the associated R&D staff and infrastructure. As part of the Transaction, the Group and Neurosterix Pharma Sàrl entered into a service agreement which provides the Group with access to certain staff and infrastructure at zero cost to ensure the operation of the Group retained business until December 31, 2024. As of January 1, 2025, the agreement was not formally renewed. However, Neurosterix agreed to provide the Group with access to certain employees and infrastructure at zero cost (note 10). Since November 1, 2025, the CEO, Tim Dyer, has been directly remunerated by the Group. On February 28, 2026, Neurosterix relocated its offices, and since that date we assumed responsibility for the rent of our administrative offices. As of the issuance date of these unaudited interim condensed consolidated financial statements, the Group continues to have access to research and development staff at zero cost.

As the allosteric modulator drug discovery technology platform and a portfolio of preclinical programs have been sold on April 2, 2024. The net gain of the sale of activities amounted to CHF 13,943,595 for the year ended December 31, 2024 including CHF 5.0 million in cash and CHF 9.4 million for the equity interest of 20% in Neurosterix US Holdings LLC, partially offset by costs related to the activities sold. During the six-month period ended June 30, 2025, the Group recognized an additional gain from discontinued operations of CHF 117,747 from the sale of activities, related to consideration receivable considered as contingent during previous periods. During the six-month periods ended June 30, 2026, the Group did not record any discontinued operations that impacted the statement of comprehensive loss or cash flow.